SHARE CAPITAL (Tables)	9 Months Ended
May 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2020	3,182,500	$2.20
Granted	1,596,500	$6.41
Forfeited	(126,936)	$2.27
Exercised	(843,543)	$2.21
Options outstanding at August 31, 2021	3,808,521	$3.96
Granted	1,273,000	$2.36
Expired	(634,350)	$4.48
Exercised	(10,000)	$2.61
Options outstanding at May 31, 2022	4,437,171	$3.43

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at May 31, 2022	Number Exercisable at May 31, 2022	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,164,167	499,167	$6.58	3.55
99,000	-	$3.90	4.19
42,000	-	$3.40	4.31
916,836	916,836	$2.61	1.86
21,000	-	$2.52	4.75
1,210,000	-	$2.32	4.55
984,168	635,334	$1.81	2.51
4,437,171	2,051,337		3.27